Segment Information (Tables)	12 Months Ended
Dec. 28, 2014
Segment Reporting [Abstract]
Segments
The following table presents information about Heinz’s reportable segments:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
	Net External Sales
North America	$4,245	$2,443	$444	$4,566	$4,588
Europe	2,973	1,659	269	3,049	3,192
Asia/Pacific	2,046	1,240	238	2,286	2,238
Latin America	926	505	95	900	775
RIMEA	732	393	67	728	715
Consolidated Totals	$10,922	$6,240	$1,113	$11,529	$11,508
	Adjusted EBITDA
North America	$1,331	$618	$97	$1,107	$1,104
Europe	897	349	42	671	690
Asia/Pacific	351	136	36	286	249
Latin America	208	74	10	102	96
RIMEA	130	46	12	97	93
Non-Operating(a)	(77)	(58)	(25)	(164)	(170)
Adjusted EBITDA	2,840	1,165	172	2,099	2,062

Amortization of inventory step-up(b)	—	383	—	—	—
Severance related costs(c)	175	274	—	—	82
Other restructuring costs(c)	56	70	—	—	73
Asset write-offs(c)	79	2	—	—	41
Other special items(d)	200	1	(12)	1	(25)
2013 Merger related costs(e)	—	158	112	45	—
Unrealized gain on derivative instruments	—	(118)	—	—	—
Loss from the extinguishment of debt	—	—	129	—	—
Depreciation, including accelerated depreciation for restructuring	430	231	36	300	290
Amortization	100	49	4	42	43
Interest expense, net	653	395	32	256	258
Stock based compensation	8	5	4	51	55
Other expense/(income), net	115	13	(3)	60	8
Impairment loss on indefinite-lived trademarks and other intangibles(f)	221	—	—	—	—
Income/(loss) from continuing operations before income taxes	$803	$(298)	$(130)	$1,344	$1,237
	Depreciation and Amortization Expenses(g)
North America	$274	$153	$16	$127	$131
Europe	121	60	9	90	90
Asia/Pacific	74	39	7	60	57
Latin America	18	10	2	17	17
RIMEA	11	6	1	17	13
Non-Operating(a)	32	12	5	31	25
Consolidated Totals	$530	$280	$40	$342	$333

	Successor		Predecessor
	December 28, 2014	December 29, 2013	April 28, 2013
	Identifiable Assets
	(In millions)
North America	$13,946	$14,487	$3,290
Europe	10,755	11,515	4,963
Asia/Pacific	3,683	3,721	2,431
Latin America	1,158	1,136	1,003
RIMEA	532	677	527
Non-Operating(h)	6,689	7,436	726
Consolidated Totals	$36,763	$38,972	$12,940

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	Capital Expenditures(i)
	(In millions)
North America	$148	$47	$10	$107	$104
Europe	95	40	5	92	98
Asia/Pacific	65	43	3	84	95
Latin America	14	11	2	41	34
RIMEA	14	13	1	19	25
Non-Operating(a)	63	48	99	56	63
Consolidated Totals	$399	$202	$120	$399	$419
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(a)	Includes corporate overhead, intercompany eliminations and charges not directly attributable to operating segments.

(b)
The negative impact of the inventory step-up adjustment recorded in purchase accounting to operating income in the Successor period was $174 million for North America, $107 million for Europe, $84 million for Asia/Pacific, $8 million for Latin America and $11 million for RIMEA.

(c)	See Note 8 for further details on restructuring and productivity initiatives.

(d)	Includes consulting and advisory charges not specifically related to restructuring activities and other items that management believes do not directly reflect our core operations.

(e)	See Note 4 for further details on 2013 Merger related costs.

(f)	See Note 9 for further details on the impairment loss on indefinite-lived trademarks and other intangibles.

(g)	Excludes amortization of deferred debt issuance costs.

(h)	Includes identifiable assets not directly attributable to operating segments.

(i)	Excludes property, plant and equipment obtained through acquisitions.

Revenue from External Customers by Products and Services
’s revenues are generated via the sale of products in the following categories:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	Net External Sales
	(In millions)
Ketchup and Sauces	$5,489	$3,081	$534	$5,376	$5,233
Meals and Snacks	3,743	2,186	359	4,241	4,338
Infant/Nutrition	1,116	624	119	1,189	1,232
Other	574	349	101	723	705
Total	$10,922	$6,240	$1,113	$11,529	$11,508

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	Net External Sales
	(In millions)
Ketchup and Sauces	$5,489	$3,081	$534	$5,376	$5,233
Meals and Snacks	3,743	2,186	359	4,241	4,338
Infant/Nutrition	1,116	624	119	1,189	1,232
Other	574	349	101	723	705
Total	$10,922	$6,240	$1,113	$11,529	$11,508
Heinz has significant sales and long-lived assets in the following geographic areas. Sales are based on the location in which the sale originated. Long-lived assets include property, plant and equipment, goodwill, trademarks and other intangibles, net of related depreciation and amortization.

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	Net External Sales
	(In millions)
United States	$3,615	$2,072	$371	$3,857	$3,885
United Kingdom	1,549	860	131	1,598	1,611
Other	5,758	3,308	611	6,074	6,012
Total	$10,922	$6,240	$1,113	$11,529	$11,508

	Successor		Predecessor
	December 28, 2014	December 29, 2013	April 28, 2013
	Long-Lived Assets
	(In millions)
United States	$15,957	$16,281	$2,383
United Kingdom	6,777	7,000	1,133
Other	7,778	8,942	3,438
Total	$30,512	$32,223	$6,954